FRANKLIN TEMPLETON INVESTMENTS
                              One Franklin Parkway
                        San Mateo, California 94403-1906





December 5, 2001


Filed Via EDGAR (CIK #0001022804)
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

      RE:  FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
           File Nos. 333-13601 and 811-7851

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on November 29, 2001.

Sincerely yours,

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES



/s/ David P. Goss
Associate General Counsel


DPG/jg

cc:   Bruce G. Leto, Esq.